Assumptions Used in Estimating Grant Date Fair Value of Options Using Black-Scholes Option Pricing Model (Detail)	12 Months Ended
Mar. 31, 2011
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Dividend rate	1.50%
Risk-free interest rate	0.30%
Expected volatility	32.00%
Expected holding period (years)	5 years